Leases - Disclosure of quantitative information about right-of-use assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Lease Assets Cost
Beginning balance	$ 621	$ 827
Additions and other re-measurements	4	13
Derecognition		(93)
Terminations	(7)	(127)
Disposals	(3)
Exchange and other adjustments	(5)	1
Ending balance	610	621	$ 827
Depreciation and impairment
Beginning balance	(318)	(337)
Provided	(27)	(35)
System Fund expense	(3)	(4)	(5)
Impairment Charge		(16)	(32)
System Fund impairment charge		(32)
Derecognition		44
System Fund impairment reversal	3
Terminations	5	65
Disposals	1
Exchange and other adjustments	3	(3)
Ending balance	(336)	(318)	(337)
Net book value
Right-of-use assets net	274	303		$ 490
Property [member]
Lease Assets Cost
Beginning balance	617	822
Additions and other re-measurements	4	12
Derecognition		(93)
Terminations	(6)	(125)
Disposals	(3)
Exchange and other adjustments	(5)	1
Ending balance	607	617	822
Depreciation and impairment
Beginning balance	(316)	(335)
Provided	(26)	(34)
System Fund expense	(3)	(4)
Impairment Charge		(16)
System Fund impairment charge		(32)
Derecognition		44
System Fund impairment reversal	3
Terminations	4	64
Disposals	1
Exchange and other adjustments	3	(3)
Ending balance	(334)	(316)	(335)
Net book value
Right-of-use assets net	273	301		487
Other [member]
Lease Assets Cost
Beginning balance	4	5
Additions and other re-measurements		1
Terminations	(1)	(2)
Ending balance	3	4	5
Depreciation and impairment
Beginning balance	(2)	(2)
Provided	(1)	(1)
Terminations	1	1
Ending balance	(2)	(2)	$ (2)
Net book value
Right-of-use assets net	$ 1	$ 2		$ 3